Annual Total Returns - BLACKROCK LIFEPATH INDEX 2040 FUND (Class K Shares) [BarChart] - Class K - BLACKROCK LIFEPATH INDEX 2040 FUND - Class K Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2012	15.03%
Annual Return 2013	18.66%
Annual Return 2014	6.90%
Annual Return 2015	(0.56%)
Annual Return 2016	8.10%
Annual Return 2017	19.95%
Annual Return 2018	(7.08%)
Annual Return 2019	25.01%
Annual Return 2020	14.10%